Inventory	3 Months Ended
Mar. 31, 2023
Inventory [Abstract]
INVENTORY
4.	INVENTORY

	March 31, 2023	December 31, 2022
Finished products	$6,874,848	$7,392,002
Impairment of finished products	(3,555,683)	(3,555,683)
Accessories and spare parts	663,645	675,001
Impairment of accessories and spare parts	(418,770)	(418,770)
Total	$3,564,040	$4,092,550